CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Series G Convertible Preferred Stock	Dec. 31, 2013 Series G Convertible Preferred Stock	Dec. 31, 2012 Series G Convertible Preferred Stock	Jun. 30, 2014 Series H Convertible Preferred Stock	Dec. 31, 2013 Series H Convertible Preferred Stock	Dec. 31, 2012 Series H Convertible Preferred Stock
Convertible preferred stock, per share stated value					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, aggregate liquidation preference, amount				$ 0	$ 59,306	$ 59,306	$ 0	$ 60,000	$ 60,000
Convertible preferred stock, shares authorized				0	5,391,441	5,391,441	0	4,124,986	4,124,986
Convertible preferred stock, shares issued				0	5,391,441	5,391,441	0	4,124,986	4,124,986
Convertible preferred stock, shares outstanding				0	5,391,441	5,391,441	0	4,124,986	4,124,986
Preferred stock, per share stated value	$ 0.000025
Preferred stock, shares authorized	20,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, per share stated value	$ 0.000025	$ 0.000025	$ 0.000025
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	69,103,537	15,259,540	10,709,224
Common stock, shares outstanding	69,103,537	15,259,540	10,709,224